UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS	Nuveen Mortgage Opportunity Term Fund Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 130.7% (94.6% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 119.4% (86.4% of Total Investments)

$3,200	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.277%	9/15/34	BB–	$3,206,001
1,316	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	1,316,565
448	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	AA	446,343
1,065	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	1,046,105
1,378	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,222,585
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	2,896,199
3,672	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.325%	2/20/47	CCC	3,575,173
1,233	Bayview Opportunity Master Fund Trust, 2017-RN8, 144A	3.352%	11/28/32	N/R	1,227,128
3,225	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/05/36	Baa1	3,008,434
4,878	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.396%	3/25/37	Caa3	4,788,284
2,195	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	1,762,626
2,909	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.496%	5/25/37	B3	2,792,057
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	630,220
981	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	830,013
2,275	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	1,924,580
595	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	3.893%	3/25/36	Caa2	566,340
564	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	4.163%	8/25/35	Caa2	512,930
746	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	4.158%	7/25/37	Caa2	749,290
2,095	Civic Mortgage LLC, 144A	3.892%	6/25/22	N/R	2,095,049
1,205	COLT 2018-3 Mortgage Loan Trust, SeriesOLT 2018-3, 144A	4.283%	10/26/48	BBB	1,204,980
315	Commercial Mortgage Pass Through Certificates 2012-CR3, 144A	4.914%	10/15/45	A–	300,422
3,250	Commercial Mortgage Pass Through Certificates Series CR5 A4, 144A	4.464%	12/10/45	Baa3	3,076,663
2,700	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.399%	7/10/45	BBB–	2,324,237
1,130	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	1,069,743
399	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	284,024
3,147	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	2.356%	8/25/37	Caa2	2,886,889
1,168	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.652%	3/20/36	Caa3	1,089,644
734	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.890%	2/20/36	Caa2	690,582
2,608	Countrywide Home Loans Mortgage Pass Through Certificates, Series 2005-HYB7	3.392%	11/20/35	Caa3	2,433,551
532	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.997%	5/25/36	N/R	497,200
3,910	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.940%	4/15/50	BBB–	3,510,502
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.502%	8/15/48	BBB–	3,796,414
1,606	CSMC 2018-RPL8 Trust, SeriesSMC 2018-RPL8, 144A	4.125%	7/25/58	N/R	1,600,175
1,196	Fannie Mae Connecticut Avenue Securities , Series 2014-C04, (1-Month LIBOR reference rate + 4.900% spread), (3)	7.116%	11/25/24	A2	1,369,222

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,600	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	8.116%	10/25/28	BB	$3,013,446
1,500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.416%	8/25/30	B	1,519,349
1,650	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.216%	10/25/29	B1	1,776,767
2,325	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.766%	7/25/29	BB–	2,538,207
3,155	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.966%	10/25/30	N/R	3,199,886
4,165	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.766%	12/25/30	B	4,261,379
3,780	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.466%	10/25/23	BBB	4,347,611
1,909	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	Aaa	1,598,920
2,162	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.766%	4/25/28	BB–	2,456,430
417	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	7.916%	4/25/28	BB–	484,494
1,286	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.300% spread), (3)	6.516%	2/25/25	BB	1,418,457
1,611	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	6.766%	2/25/25	BBB	1,743,251
499	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.216%	7/25/25	B	569,152
2,518	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.216%	7/25/25	BB+	2,810,706
3,425	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.466%	1/25/29	Ba1	3,863,679
2,963	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	12.966%	1/25/29	N/R	3,952,099
2,448	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	1/25/29	BB–	2,740,166
3,800	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.466%	4/25/29	BB–	4,341,098
1,673	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	11.716%	5/25/29	N/R	2,083,698
6,445	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	7.716%	9/25/29	N/R	7,546,218
1,645	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	5.066%	11/25/29	B	1,732,911
5,114	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	7.266%	11/25/29	N/R	5,836,567
3,380	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.416%	1/25/30	B1	3,483,301
3,745	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	5.816%	1/25/30	N/R	3,960,241
3,600	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	5.866%	9/25/29	B	3,970,774
4,265	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	6.366%	2/25/30	N/R	4,569,288
3,400	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	2/25/30	N/R	3,705,339
2,035	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	5/25/30	N/R	2,187,616
1,815	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.716%	5/25/30	B	1,874,832
4,414	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	6.216%	5/25/30	N/R	4,724,239
2,188	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,786,821
1,363	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,113,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,664	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	4.103%	9/25/35	Caa2	$1,594,672
17,710	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	2,082,907
4,045	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series K720, 144A	3.507%	7/25/22	Baa3	3,842,797
3,250	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	3,197,391
3,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, 144A	4.081%	8/25/47	A3	3,127,910
1,531	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2013-K31, 144A	3.743%	7/25/46	Baa1	1,504,622
2,000	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2014-K715, 144A	4.265%	2/25/46	A3	2,024,215
3,160	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K44, 144A	3.809%	1/25/48	BBB–	2,969,458
1,295	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K714, 144A	3.981%	1/25/47	Baa1	1,295,224
1,288	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	1,232,724
1,299	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	1,230,735
1,400	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	1,380,215
1,305	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K68, 144A	3.976%	10/25/49	Baa2	1,211,330
980	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	943,332
1,740	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	1,658,959
1,095	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	1,006,424
905	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	841,664
1,971	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.364%	3/25/27	N/R	2,017,618
1,390	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF33, 144A	4.117%	12/25/50	BBB–	1,290,300
1,493	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.664%	6/25/27	N/R	1,527,120
2,219	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	4.814%	11/25/27	N/R	2,274,057
4,406	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	Aaa	633,067
6,745	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	Aaa	946,174
17,405	Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, (I/O)	1.812%	11/25/40	Aaa	1,138,438
22,841	Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	1,547,117
16,460	Freddie Mac Multifamily Structured Pass Through Certificates, Series K034, (I/O)	1.782%	9/25/41	Aaa	1,212,164
13,300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	1,348,644
19,158	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, (I/O)	1.603%	10/25/43	Aaa	1,682,582
4,220	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, (I/O)	2.205%	5/25/27	Aaa	604,702
6,516	Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, (I/O)	2.257%	7/25/45	Aaa	970,264
31,845	Freddie Mac Multifamily Structured Pass Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	1,167,222

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$5,320	Freddie Mac Multifamily Structured Pass Through Certificates, SeriesHMS K080, (I/O)	2.266%	8/25/45	Aaa	$903,792
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.910%	1/25/43	Aaa	100,201
13,450	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	650,163
775	Freddie Mac MultiFamily Trust, Structured Pass Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A+	764,766
3,800	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.866%	12/25/29	B	3,987,609
4,900	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	6.116%	4/25/29	B+	5,539,953
3,910	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.566%	9/25/30	N/R	4,011,667
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	213,736
4,362	FREMF 2016-K504 Mortgage Trust, 144A	3.135%	9/25/20	N/R	4,306,988
895	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	839,998
1,115	FREMF 2018-K731 Mortgage Trust, 144A	3.909%	2/25/25	BBB	1,077,689
2,266	FREMF 2018-K732 Mortgage Trust, 144A	4.193%	5/25/25	Baa3	2,144,139
1,941	FREMF Mortgage Trust, 144A	4.428%	11/25/44	N/R	1,933,352
2,183	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	2,176,049
2,355	General Electric Co, Series GSMS 2018-3PCK, 144A, (1-Month LIBOR reference rate + 2.250% spread), (3)	4.400%	9/15/21	AA–	2,354,997
1,760	Ginnie Mae Mortgage Pool	3.000%	11/20/41	Aaa	1,587,213
1,535	Ginnie Mae Mortgage Pool	2.500%	9/20/42	Aaa	1,305,662
1,650	Ginnie Mae Mortgage Pool	3.500%	8/16/43	Aaa	1,585,342
2,557	Ginnie Mae Mortgage Pool	3.500%	8/20/44	Aaa	2,417,919
2,542	Ginnie Mae Mortgage Pool	3.000%	9/20/44	Aaa	2,304,754
783	Ginnie Mae Mortgage Pool	3.000%	3/20/44	Aaa	696,004
450	Ginnie Mae Mortgage Pool	3.000%	2/16/40	Aaa	408,615
301	Ginnie Mae Mortgage Pool	3.000%	1/20/40	Aaa	272,181
10,303	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	922,566
1,826	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.381%	9/19/35	C	1,365,873
2,191	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	1,965,388
1,663	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.805%	4/19/36	Caa3	1,547,591
3,007	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.666%	8/25/37	B1	2,851,624
1,275	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.958%	7/15/32	N/R	1,278,574
197	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.811%	3/25/47	D	179,556
2,370	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	1,940,843
2,625	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	2,073,829
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.108%	1/10/47	A3	1,694,642
765	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	102,517
1,862	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.845%	5/25/37	D	1,649,775
1,245	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.750%	7/25/37	Caa2	1,144,589
2,219	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.596%	5/25/37	Ca	2,060,629
2,752	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.883%	8/25/35	Caa3	2,483,572
322	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.717%	11/25/35	Caa3	312,960
543	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.906%	6/25/36	Ca	512,404
1,300	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	1,282,772
1,045	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.222%	12/15/49	BBB–	865,733
4,009	JPMorgan Alternative Loan Trust, (1-Month LIBOR reference rate + 0.460% spread), (3)	2.676%	3/25/36	CCC	3,926,298

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$613	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	$484,074
1,705	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.586%	8/15/46	Baa3	1,703,328
1,752	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	4.008%	10/25/36	Caa2	1,620,150
801	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	4.084%	6/25/36	Caa2	765,767
3,466	LSTAR Securities Investment Ltd 2018-1, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.806%	2/01/23	N/R	3,476,422
1,268	LSTAR Securities Investment Trust, Mortgage Pass Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	4.006%	9/01/22	N/R	1,268,636
1,160	LSTAR Securities Investment Trust, Mortgage Pass Through Certificates, Series 2017-7, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	4.049%	10/01/22	N/R	1,168,114
1,046	LSTAR Securities Investment Trust, Mortgage Pass Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.906%	11/01/22	N/R	1,052,061
1,627	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.870%	8/25/36	Caa2	1,587,397
2,322	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.971%	6/25/37	N/R	1,893,735
3,869	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	3,828,969
1,064	Millity Mortgage Loan Trust 2018-1, Series MCMLT 2018-1, 144A	3.250%	5/25/62	AAA	1,050,605
2,365	Millity Mortgage Loan Trust 2018-3, Series MCMLT 2018-3, 144A	3.500%	8/25/58	Aaa	2,340,571
905	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.108%	11/15/34	Ba3	907,262
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.304%	10/12/52	C	203,700
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.304%	10/12/52	C	95,520
1,510	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	1,237,307
5,205	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	4.758%	11/15/34	B3	5,224,518
5,030	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	4,591,490
1,658	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.785%	3/25/36	Caa3	1,428,195
355	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	4.300%	11/25/37	CCC	326,086
166	Mortgage IT Trust 2005-3, (1-Month LIBOR reference rate + 0.600% spread), (3)	2.816%	8/25/35	A+	162,420
2,266	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.416%	4/25/36	Ca	2,011,316
465	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	457,270
1,032	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	1,016,323
1,620	Opteum Mortgage Acceptance Corporation, Asset backed Pass Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.516%	4/25/36	CCC	1,559,293
2,286	PRPM 2018-2 LLC, Series PRPM 2018-2A, 144A	4.000%	8/25/23	N/R	2,267,582
3,405	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.534%	9/25/35	Caa3	2,996,044
2,048	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	1,968,934
2,751	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	2,560,179
886	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	4.386%	5/25/35	Caa3	686,493

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$763	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.701%	1/25/36	Caa3	$688,976
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.506%	2/25/36	Aaa	7,112,335
1,322	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.064%	7/27/37	N/R	1,170,461
796	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	5.104%	9/25/36	N/R	634,224
1,517	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	4.240%	4/25/37	Caa2	1,446,676
789	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	4.934%	8/25/36	N/R	739,685
2,731	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.738%	2/20/47	N/R	2,540,503
230	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 3.750% spread), (3)	5.966%	4/25/43	N/R	240,062
5,016	Structured Adjustable Rate Mortgage Loan Pass Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.406%	7/25/37	CCC	4,844,532
3,544	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.466%	11/25/23	BB	3,951,162
2,135	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	11.416%	10/25/27	N/R	2,862,999
498	Structured Agency Credit Risk Notes, Series 2015-HQA1, (1-Month LIBOR reference rate + 8.800% spread), (3)	11.016%	3/25/28	N/R	616,307
2,256	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.716%	5/25/28	N/R	3,046,900
1,110	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	5.116%	7/25/28	AA	1,136,644
4,340	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.766%	7/25/28	BBB–	5,250,387
249	Structured Agency Credit Risk Notes, Series 2016-DNA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.716%	10/25/28	N/R	333,123
1,550	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	6.016%	3/25/29	BB–	1,745,065
3,666	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.966%	9/25/28	A	3,741,065
4,275	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.366%	11/25/28	Ba1	5,070,246
2,325	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 3.850% spread), (3)	6.066%	3/25/29	BB–	2,637,611
2,494	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	11.216%	3/25/29	N/R	2,990,769
1,784	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	10.966%	4/25/29	N/R	2,140,217
1,648	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	13.466%	10/25/29	N/R	1,902,777
1,000	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.666%	10/25/29	BB–	1,102,172
1,985	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.366%	10/25/29	N/R	2,328,528
2,925	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.716%	3/25/30	B+	3,060,684
1,800	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.766%	8/25/29	B1	1,980,864
5,450	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.216%	8/25/29	N/R	6,219,771
3,900	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.966%	12/25/29	N/R	4,367,441
748	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 12.750% spread), (3)	14.966%	8/25/29	N/R	871,498
2,475	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.566%	4/25/30	B1	2,554,698

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$410	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.666%	4/25/30	N/R	$452,282
2,277	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.966%	10/25/24	N/R	2,526,286
925	Structured Agency Credit Risk Notes, Series 2017-HRP1, (1-Month LIBOR reference rate + 2.50% spread), (3)	4.716%	12/25/42	N/R	880,558
864	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	4.331%	10/25/37	Caa1	814,996
1,862	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.684%	2/25/37	N/R	1,552,865
1,320	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	1,269,123
980	Towd Point Mortgage Trust 2018-5, Series TPMT 2018-5, 144A	3.250%	8/25/58	AAA	959,595
1,613	US Residential Opportunity Fund Trust, Series 2017-1III, 144A	3.352%	11/27/37	N/R	1,598,912
2,347	Vericrest Opportunity Loan Transferee, 144A	3.250%	6/25/47	N/R	2,331,581
3,470	Vericrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	3,407,464
917	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	911,796
3,241	Vericrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	3,225,287
4,990	Vericrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	6/25/47	N/R	4,983,069
2,275	Vericrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	2,264,319
649	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	641,265
2,250	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.448%	11/15/30	A–	2,209,235
3,339	Wachovia Commercial Mortgage Trust, Pass Through Certificates, Series 2005-C21, 144A	5.408%	10/15/44	Ca	1,099,854
1,021	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.075%	11/25/36	D	973,891
1,594	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.893%	1/25/37	N/R	1,501,301
3,611	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	2.567%	12/25/46	Caa3	3,266,348
1,085	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.376%	2/25/37	Caa3	858,830
1,425	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,162,597
3,153	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	3.167%	12/25/36	N/R	2,832,661
1,682	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	2.825%	7/25/46	Caa3	1,619,028
2,350	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	2,255,159
2,335	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.694%	9/15/58	BBB–	2,191,386
4,850	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.237%	5/15/48	BBB–	4,542,078
735	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	605,570

2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,982,062
$660,677	Total Mortgage-Backed Securities (cost $461,142,830)				463,376,434

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 11.3% (8.2% of Total Investments)

$1,550	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.379%	10/15/28	Baa3	$1,562,561
2,620	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	4.898%	4/20/28	BBB–	2,597,840
1,545	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	1,545,004
1,360	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.436%	7/17/26	Baa3	1,360,174
2,305	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	5.660%	11/23/25	BBB–	2,305,493

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$1,150	Carlyle Global Market Strategies CLO 2014-3R Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	5.038%	7/27/31	BBB–	$1,144,768
2,100	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	5.497%	7/22/26	Baa3	2,100,342
2,500	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	4.835%	1/25/31	BBB–	2,472,883
970	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.839%	4/15/26	Baa2	970,102
3,390	OneMainirect Auto Receivables Trust 2018-1, Series ODART 2018-1A, 144A	3.850%	10/14/25	A	3,399,228
4,041	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	4,030,670
774	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	772,827
780	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.836%	7/17/26	Baa3	780,096
5,500	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	5,559,773
390	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	383,397
1,550	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BBB–	1,570,315
825	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	825,721
2,205	VoyaLO 2013-3 Ltd, Series INGIM 2013-3ARR, 144A, (3-Month LIBOR reference rate + 2.250% spread), (3)	4.588%	10/18/31	A	2,205,000
2,600	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	2,622,469
2,000	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BBB–	2,027,002

3,595	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	3,569,357
$43,750	Total Asset-Backed Securities (cost $44,048,486)				43,805,022
	Total Long-Term Investments (cost $505,191,316)				507,181,456

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 7.5% (5.4% of Total Investments)

	REPURCHASE AGREEMENTS – 4.4% (3.2% of Total Investments)

$17,014	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $17,015,805, collateralized by $16,060,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $17,356,138	1.050%	10/01/18	N/A	$17,014,316

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.1% (2.2% of Total Investments)

12,007	U.S. Treasury Bills	0.000%	10/04/18	Aaa	12,004,966
$29,021	Total Short-Term Investments (cost $29,019,385)				29,019,282
	Total Investments (cost $534,210,701) – 138.2%				536,200,738
	Borrowings – (37.9)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (0.3)% (6)				(1,120,918)
	Net Assets – 100%				$387,879,820

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(107)	12/18	$(12,844,494)	$(12,709,594)	$134,901	$(3,344)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$463,376,434	$—	$463,376,434
Asset-Backed Securities	—	43,805,022	—	43,805,022

Short-Term Investments:
Repurchase Agreements	—	17,014,316	—	17,014,316
U.S. Government and Agency Obligations	—	12,004,966	—	12,004,966

Investments in Derivatives:
Futures Contracts*	134,901	—	—	134,901
Total	$134,901	$536,200,738	$—	$536,335,639
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$528,190,172
Gross unrealized:
Appreciation	$18,457,430
Depreciation	(10,446,864)
Net unrealized appreciation (depreciation) of investments	$8,010,566

Tax cost of futures contracts	$134,901
Net unrealized appreciation (depreciation) on futures contracts	—

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 27.5%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018